Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

Rockefeller U.S. Small-Mid Cap ETF (RSMC)

Rockefeller Global Equity ETF (RGEF)

(each a “Fund” and collectively, the “Funds”)

each listed on NYSE Arca, Inc.

April 7, 2026

Supplement to each Summary Prospectus, the Prospectus,

and Statement of Additional Information

each dated November 26, 2025

Effective immediately, the Rockefeller Asset Management logo in the Prospectus and SAI is replaced with the Rockefeller Global Investment Management logo and all references to “Rockefeller Asset Management” in the Prospectus and SAI are hereby deleted and replaced with “Rockefeller Global Investment Management”.

Please retain this Supplement for future reference.